Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating expenses	$ 232,452	$ 153,657
Business combination expenses	709,842
Loss from operations	(942,294)	(153,657)
Other income (expense)
Interest income	37,656	27,342
Change in warrant liability	(110,872)	19,284
Total other expense	(73,216)	46,626
Net loss	$ (1,015,510)	$ (107,031)
Basic and diluted weighted average redeemable common shares outstanding (in Shares)	16,638,694	16,723,356
Basic and diluted net loss per share, Public Shares (in Dollars per share)	$ 0.00	$ 0.00
Public Shares [Member]
Other income (expense)
Basic and diluted weighted average redeemable common shares outstanding (in Shares)	16,638,694	16,710,435
Basic and diluted net loss per share, Public Shares (in Dollars per share)	$ 0.00	$ 0.00
Founder Shares [Member]
Other income (expense)
Basic and diluted weighted average redeemable common shares outstanding (in Shares)	4,839,036	4,496,137
Basic and diluted net loss per share, Public Shares (in Dollars per share)	$ (1.47)	$ 0.25